Transactions With Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Transactions with Related Parties [Abstract]
Company's share in the shares of InterCure Ltd	1.11%	1.94%	1.76%
Canndoc Ltd [Member]
Transactions with Related Parties [Abstract]
Rent payments (in Dollars)	$ 7		$ 20